BORROWINGS - Additional information (Details) - HKD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
BORROWINGS
Borrowings weighted average interest rate	4.18%	5.30%
Borrowing capacity	$ 582.2	$ 586.2
Banks
BORROWINGS
Unused borrowing facilities	$ 18,200.0	$ 17,400.0